ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Modernizations and Improvements (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Public service electric power concessions [line items]
Base value of assets	R$ 1,174,576
Gross value
Public service electric power concessions [line items]
Base value of assets	1,457,038
Impairment
Public service electric power concessions [line items]
Base value of assets	282,462
Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	1,483,540
Paulo Afonso I | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	92,612
Paulo Afonso II | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	107,093
Paulo Afonso III | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	66,259
Paulo Afonso IV | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	20,832
Apolnio Sales | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	38,250
Luiz Gonzaga | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	28,174
Xingo | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	15,150
Boa Esperan a | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	98,759
Pedra | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	8,067
Funil | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	12,626
UHE Furnas | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	514,825
UTE Santa Cruz | Modernizations and improvements under Hydraulic Generation
Public service electric power concessions [line items]
Assets subject to public hearing	R$ 480,893